DERIVATIVE INSTRUMENTS (Schedule of Notional Amounts of Outstanding Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Derivative [Line Items]
Total derivatives	$ 32,265	$ 58,930
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	25,783	42,848
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	$ 6,482	$ 16,082